Annual Total Returns[BarChart] - PGIM Short Duration High Yield Income Fund - Z	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.21%	1.43%	1.27%	7.74%	4.77%	1.14%	11.67%	4.15%